Trade accounts payable (Tables)	12 Months Ended
Dec. 31, 2024
Trade accounts payable.
Schedule of trade accounts payable

	December 31,
	2024		2023		2022
Suppliers and contractors	Ps.	469,224	Ps.	286,264	Ps.	223,153
Customer advances		61,577		32,892		46,377
Statutory employee profit sharing		79,574		66,347		56,760
	Ps.	610,375	Ps.	385,503	Ps.	326,290